Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets

15          Intangible assets

		Computer	Medical
	Goodwill	software	licenses	Tradenames	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Year ended 31 December 2021
Opening net book amount	141,312	7,692	—	59,425	208,429
Additions	—	251	—	—	251
Disposal	—	(1,350)	—	—	(1,350)
Business combination (Note 29)	14,697	19	—	2,400	17,116
Disposal of subsidiaries (Note 30)	(735)	(146)	—	(10,623)	(11,504)
Amortisation	—	(1,797)	—	(4,173)	(5,970)
Impairment loss (Note)	(122,099)	(3,956)	—	(43,679)	(169,734)
Closing net book amount	33,175	713	—	3,350	37,238
At 31 December 2021
Cost	54,389	12,010	9,585	4,637	80,621
Impairment	(21,214)	(3,954)	—	(719)	(25,887)
Accumulated amortisation	—	(7,343)	(9,585)	(568)	(17,496)
Net book amount	33,175	713	—	3,350	37,238

Year ended 31 December 2022
Opening net book amount	33,175	713	—	3,350	37,238
Additions	—	606	—	—	606
Disposal	—	(3)	—	—	(3)
Business combination (Note 29)	779	—	—	—	779
Disposal of subsidiaries (Note 30)	(955)	—	—	—	(955)
Amortisation	—	(395)	—	—	(395)
Closing net book amount	32,999	921	—	3,350	37,270
At 31 December 2022
Cost	54,213	12,813	9,585	5,039	81,650
Impairment	(21,214)	(3,954)	—	(719)	(25,887)
Accumulated amortisation	—	(7,938)	(9,585)	(970)	(18,493)
Net book amount	32,999	921	—	3,350	37,270

Note:     Goodwill of RMB14,697,000 and RM779,000 arose from acquisitions of subsidiaries in 2021 and 2022 respectively. The subsidiaries are principally engaged in the provision of non-surgical aesthetic treatments and surgical aesthetic treatments in the PRC.

15          Intangible assets (Continued)

During the year ended 31 December 2021, the Company decided to strategically focus on treatment centres in East China, South China and Southwest China and devote much less resources to treatment centres in other regions of China. As a result, the Company recognized impairment of goodwill of RMB122,099,000 (2020: RMB18,809,000), tradenames of RMB43,679,000 (2020: RMB8,124,000), computer software of RMB3,956,000 (2020: nil), property, plant and equipment of RMB139,818,000 (2020: RMB6,036,000) and associate of RMB4,407,000 (2020: nil) of certain treatment centres in other regions of China.

During the year ended 31 December 2022, the Company has not recognized any impairment to property, plant and equipment and intangible assets.

Management reviews the business performance of each operating entity (also regarded as a CGU). Goodwill is allocated to relevant operating entities.

The recoverable amount of a CGU is determined based on a value-in-use calculation. It is calculated using pre-tax discounted cash flow projections based on financial budgets approved by management covering a five-year period. Cash flow beyond the five-year period is extrapolated using the estimated growth rates as stated below.

	2021	2022
Annual compound revenue growth rate	6.0% ~ 10.0%	6.0% ~ 10.0%
Annual gross profit ratio	57.7% ~ 75.0%	53.8% ~ 65%
Discount rate	16%	5.7%

Management considers that because of their experience and expertise knowledge in the aesthetic medical treatment business in the PRC, a cash flow period of five years is reasonable.

Management determined budgeted gross margin based on past performance and its expectations of the market development. The average annual revenue growth rate used is consistent with the forecasts of the market from a industry study. The discount rate used is pre-tax and reflects specific risks relating to the entity. The cash flows beyond the five year periods are extrapolated using a 5% (2021: 5%) growth rate.